Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - Interest rate swap agreements $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) interest_rate_swaps
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (33,700)
Number of Derivatives Subject to Mandatory Early Termination | interest_rate_swaps	2
LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 805,565
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (29,799)
Weighted-Average Remaining Term (Years)	3 years 6 months
Derivative, Fixed Interest Rate	2.10%
EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 58,613
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (3,901)
Weighted-Average Remaining Term (Years)	1 year 10 months 24 days
Derivative, Fixed Interest Rate	3.90%
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.60%
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.25%